Fair Value Measurements - Fair value of assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recurring | Level 1
Assets
Total assets measured at fair value	$ 276,207,207	$ 276,209,453
Gelesis
Assets
Marketable securities	23,998,000	23,998,000
Gelesis | Recurring
Assets
Marketable securities		23,998,000
Total assets measured at fair value		23,998,000
Liabilities
Convertible promissory notes (see Note 12)	27,128,000
Preferred stock warrants	15,821,000	12,099,000
One Srl call option (see Note 11)	2,416,000	1,545,000
Total liabilities measured at fair value	45,365,000	13,644,000
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Assets, Transfer from Level 1 to Level 2	0	0
Assets, Transfer from Level 2 to Level 1	0	0
Assets, Transfer into Level 3	0	0
Assets, Transfer out of Level 3	0	0
Liabilities, Transfer from Level 1 to Level 2	0	0
Liabilities, Transfer from Level 2 to Level 1	0	0
Liabilities, Transfer into Level 3	0	0
Liabilities, Transfer out of Level 3	0	0
Gelesis | Recurring | Level 1
Assets
Marketable securities		23,998,000
Total assets measured at fair value		23,998,000
Gelesis | Recurring | Level 3
Liabilities
Convertible promissory notes (see Note 12)	27,128,000
Preferred stock warrants	15,821,000	12,099,000
One Srl call option (see Note 11)	2,416,000	1,545,000
Total liabilities measured at fair value	$ 45,365,000	$ 13,644,000